Short Term Liabilities to Banks and Others	12 Months Ended
Dec. 31, 2022
Short Term Liabilities to Banks and Others [Abstract]
SHORT TERM LIABILITIES TO BANKS AND OTHERS

Note 12:- short term Liabilities to banks and others

	December 31,		December 31,
	2022		2022	2021
	Interest rate
	%	Currency

Current maturities of long-term loans from banks and other financial institutions (Note 14)	1.4 - Prime + 1.5	NIS	78,883	85,280
Commercial securities not listed	Prime+ 0.5	NIS	56,834	64,309
Short-term bank loans and credit line	1.6-4	NIS and USD	13,168	22,070
Current maturities of long-term loans from banks (Note 14)	2.1%+LIBOR-SOFR+2.25%	NIS Linked to USD	8,908	3,950
Short-term interest on long-term loans from other financial institutions	2.6 - Prime + 1.5	NIS	89	87
			$157,882	$175,696